                                                                       1933 Act
                                                                    Rule 497(j)

December 23, 2008                                                     VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE: Phoenix Life Variable Accumulation Account
    Phoenix Life Insurance Company
    Registration Nos. 002-78020 and 811-03488

To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent registration statement filed electronically on Form N-4 pursuant to Rule 485(b) on December 18, 2008.

If you have any questions concerning this filing, please call the undersigned at 860 403-5134.

Very truly yours,

/s/ Karen A. Peddle
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Karen A. Peddle
Director
Life & Annuity, SEC Compliance
Phoenix Life Insurance Company